Trade and other receivables - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Trade and other receivables [abstract]
VAT/GST receivables	$ 706,627		$ 540,708
Impairment of VAT receivable	999,978	$ 470,263
Provisions	$ (7,472,503)		$ (6,941,708)